Share-based payments (Details 2)	12 Months Ended
	Mar. 31, 2025 shares Number mo ₨ / shares	Mar. 31, 2025 shares Number mo ₨ / shares $ / shares	Mar. 31, 2024 shares Number mo ₨ / shares	Mar. 31, 2024 shares Number mo ₨ / shares $ / shares	Mar. 31, 2025 Number mo $ / shares	Mar. 31, 2024 Number mo $ / shares
Statements [Line Items]
Shares arising out of options, Exercised during the year | shares			(81,353)	(81,353)
Category A [Member] | DRL 2007 Plan [Member]
Statements [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | shares	1,080,420	1,080,420	1,780,905	1,780,905
Shares arising out of options, Granted during the year | Number	272,310	272,310	405,045	405,045
Shares arising out of options, Expired/forfeited during the year	(232,970)	(232,970)	(47,980)	(47,980)
Shares arising out of options, Exercised during the year | shares	(104,465)	(104,465)	(1,057,550)	(1,057,550)
Shares arising out of options, Outstanding at the end of the year | shares	1,015,295	1,015,295	1,080,420	1,080,420
Shares arising out of options, Exercisable at the end of the year | Number	57,945	57,945	123,615	123,615	57,945	123,615
Weighted average exercise price, Outstanding at the beginning of the year | (per share)	₨ 845.25	$ 845.25	₨ 621.64
Weighted average exercise price, Granted during the year | ₨ / shares	1,270		986.62
Weighted average exercise price, expired/forfeited during the year | ₨ / shares	828.05		856.2
Weighted average exercise price, Exercised during the year | ₨ / shares	763.78		522.35
Weighted average exercise price, Outstanding at the end of the year | (per share)	971.5		845.25	$ 845.25
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 728.47	$ 728.47	₨ 709.07	$ 709.07
Weighted average remaining useful life, Outstanding at the beginning of the year | mo	72	72	54	54
Weighted average remaining useful life, Granted during the year | mo	96	96	96	96
Weighted average remaining useful life, Outstanding at the end of the year | mo	70	70	72	72
Weighted average remaining useful life, Exercisable at the end of the year | mo	33	33	37	37	33	37
Category A [Member] | DRL 2007 Plan [Member] | Bottom of range [member]
Statements [Line Items]
Range of exercise prices, Outstanding at the beginning of the year		$ 521.4		$ 396.4
Range of exercise prices, Granted during the year		981.4
Range of exercise prices,exercised/forfeited during the year		562.8		735.8
Range of exercise prices, Exercised during the year		521.4		396.4
Range of exercise prices, Outstanding at the end of the year		521.4		521.4
Range of exercise prices, Exercisable at the end of the year					$ 521.4	$ 521.4
Category A [Member] | DRL 2007 Plan [Member] | Top of range [member]
Statements [Line Items]
Range of exercise prices, Outstanding at the beginning of the year		1,171.2		1,060.2
Range of exercise prices, Granted during the year		1,171.2
Range of exercise prices,exercised/forfeited during the year		1,270		1,060.2
Range of exercise prices, Exercised during the year		1,060.2		735.8
Range of exercise prices, Outstanding at the end of the year		1,270		$ 1,171.2
Range of exercise prices, Exercisable at the end of the year					$ 1,171.2	$ 1,060.2
Category A [Member] | DRL 2007 Plan [Member] | Middle Range One [Member]
Statements [Line Items]
Range of exercise prices, Granted during the year		$ 1,270